Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2020
Income Tax Disclosure [Line Items]
U.S. federal tax benefit at statutory rate	21.00%	21.00%
Accumulated undistributed Foreign subsidiaries earnings	$ 6,128
Valuation allowance	$ 43,330	$ 36,806	$ 28,821
Increase in valuation allowance		6,524	$ 7,985
Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Change in Ownership occur if there is a cumulative change in ownership percentage of shareholders	5-percent shareholders
Change in Ownership occur when percentage of shareholders exceeds threshold points over three year rolling period	50.00%
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating losses available to reduce future taxable income		110,514		$ 135,134
Operating loss carried forward indefinitely	$ 52,609
Operating loss carried forward Subject to expiration	$ 82,525
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating losses available to reduce future taxable income		13,179		$ 26,783
Operating loss carryforward will begin to expire period	2032
Tax Period Two Thousand And Thirty Nine [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Federal research and development tax credit carryforward amount	$ 2,454	735
Tax Period Two Thousand Thirty Five [Member] | Luxembourg Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating losses available to reduce future taxable income	6,227	4,856
Indefinite Tax Period [Member] | Singapore Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating losses available to reduce future taxable income	$ 2,233	$ 2,336
Minimum [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward will begin to expire period	2032
Maximum [Member] | Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward will begin to expire period	2037